Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (50,975)	$ (82,260)	$ (73,219)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,650	2,238	1,286
Impairment of property and equipment	0	147	0
Impairment of property and equipment related to restructuring	422	1,994	0
Amortization of premium on debt securities	59	659	1,116
Stock-based compensation expense	6,893	9,215	19,337
Issuance of common stock for board of directors fees	129	154	165
Net loss on equity method investment	1,018	1,542	1,561
Changes in operating assets and liabilities:
Prepaid expenses and other assets	937	946	(1,113)
Accounts payable	68	(1,178)	(171)
Accrued expenses, current and other non-current liabilities	(5,752)	4,809	752
Net cash used in operating activities	(45,551)	(61,734)	(50,286)
Cash flows from investing activities:
Investment in joint venture	(1,100)	(1,750)	(1,500)
Purchases of property and equipment	(158)	(2,586)	(5,229)
Maturities of short-term investments	87,789	72,013	53,528
Sales of short-term investments	0	23,089	10,817
Purchases of short-term investments	(68,857)	(82,671)	(95,225)
(Decrease) increase in restricted cash	(350)	197	(681)
Net cash provided by investing activities	17,324	8,292	(38,290)
Cash flows from financing activities:
Net proceeds from the issuance of common stock	0	53,925	124,063
Issuances of common stock under benefit plans, net of withholding taxes paid	0	223	1,323
Net cash provided by financing activities	0	54,148	125,386
Net increase (decrease) in cash, cash equivalents and restricted cash	(28,227)	706	36,810
Cash and cash equivalents at beginning of period	43,930	43,224	6,414
Cash and cash equivalents at end of period	15,703	43,930	43,224
Supplemental disclosure of non-cash investing activity
Additions of property and equipment included in accounts payable and accrued liabilities	$ 25	$ 55	$ 1,003